Accounts Receivable, net - Creditworthiness of Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Creditworthiness of customers
Subsidy receivable after listing of power plants in Subsidy Catalogue	¥ 155,770	¥ 47,668
Provision, net of recoveries	(18,076)	(4,746)	¥ 15,383
Swap of accounts receivable from third party customers for equity method investment		39,498
Datang Angli
Creditworthiness of customers
Swap of accounts receivable from third party customers for equity method investment	¥ 39,498	¥ 39,498
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	90 days
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	180 days